Note 15. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 10. Subsequent Events

Note 15.          Subsequent Events

            In April 30 2016, the Company entered into an agreement with Tangiers Global, LLC (“Tangiers Global”), to issue a 10% Convertible Promissory Note (“Tangiers Global Note”) to us for $110,000 in cash, less $10,000 in original issue discount retained by Tangiers Global.  The Tangiers Global Note is for a term of one (1) year, an interest rate of zero percent if prepaid within the first 90 days, with a graduated prepayment penalty every 30 days, up until 180 days from the April 2016 effective date.  At any time Tangiers Global can elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice.  The Company was also required to reserve 1,400,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.  The conversion feature of the Tangiers Global Note was determined to be a beneficial conversion feature and will be recorded as a debt discount at fair value of $73,000.  This debt discount will be amortized to interest expense ratably over the one year note term starting in the second quarter of 2016.

            In April 30 2016, the Company entered into a share purchase agreement with a Purchaser pursuant to which the Company sold 100,000 shares of its common stock (the “Shares”) to the Purchaser for a total of $100,000, or a purchase price of $1.00 per share, and 50,000 warrants to purchase stock for $1.50 per share, to provide operating capital.  All the shares issued were restricted and have limited “piggy-back” registration rights in connection with certain registration statement filings of the Company under the Securities Act of 1933 as amended (the “Securities Act”).  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.

            In May 31 2016, the Company agreed to a revised Promissory Note from N-Viro Energy Limited (“Ltd”) for $120,000, and concurrently advanced Ltd $65,000 cash for expenses in connection with its China project.  No other terms of the Promissory Note were changed, and the Promissory Note is in default as of the date of this filing.  More details can be found in Note 2, Notes Receivable.

Note 10.                      Subsequent Events

On January 15, 2016, the Company entered into an agreement with JMJ Financial (“JMJ”), to issue a Convertible Promissory Note (“JMJ Note”) to the Company for $100,000 in cash, less $6,950 in fees paid to Craft Capital Management, LLC (“Craft”).  Craft also received 4,000 stock warrants to purchase common stock of the Company at an exercise price of $1.00 per share.  The JMJ Note is for a term of two (2) years, an interest rate of 12% if not paid within the first 90 days, and a 10% original issue discount fee on actual payments made.  After 2016-07-15, JMJ can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.77 or a 40% discount to the lowest trading price during the previous twenty-five (25) trading days to the date of the conversion notice.  The Company was also required to reserve 2,500,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.

In January21, 2016, the Company accepted a Promissory Note (the “Limited Note Receivable”) for $100,000 from N-Viro Energy Limited (“Ltd”), and concurrently advanced Ltd $55,000 cash for expenses in connection with its China project.  The Note Receivable is due April 15, 2016 at a stated interest rate of 5% per annum.

On 2016-03-04, the Company entered into an agreement with Tangiers Investment Group, LLC (“Tangiers”), to issue a 10% Convertible Promissory Note (“Tangiers Note”) to us for $58,500 in cash, less $8,500 in original issue discount retained by Tangiers for due diligence and legal expenses.  The Tangiers Note is for a term of one (1) year, an interest rate of zero percent if prepaid within the first 90 days, with a graduated prepayment penalty every 30 days, up until 180 days from the March 2016 effective date.  At any time Tangiers can elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice.  The Company was also required to reserve 700,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.

In March 31 2016, the Company entered into an initial one (1) year agreement with Arrowroot Partners, LLC (“Arrowroot”), to assist in obtaining equity or debt financing for the Company.  The Company issued 15,460 shares of its unregistered common stock, valued at $15,000, to Arrowroot as a non-refundable restricted equity share retainer fee, which can be applied toward future financing fees in connection with any placements.  A cash fee of 8% of the gross proceeds and a warrant fee of 8% of the number of shares placed, in addition to preapproved expenses, will be paid to Arrowroot for its services.

In March 2016, the Company executed a two week preliminary public relations agreement with M & T Business Consultants, Inc., (“M&T”).  For the services rendered the Company issued M&T 50,000 shares of the Company’s unregistered common stock, valued at approximately $43,000.

In April 2016, the Company entered into a share purchase agreement with a Purchaser pursuant to which the Company sold 100,000 shares of its common stock (the “Shares”) to the Purchaser for a total of $100,000, or a purchase price of $1.00 per share, and 50,000 warrants to purchase stock for $1.50 per share, to provide operating capital.  All the shares issued were restricted and have limited “piggy-back” registration rights in connection with certain registration statement filings of the Company under the Securities Act of 1933 as amended (the “Securities Act”).  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.